Property and equipment, net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and equipment, net

	December 31,
	2016	2015
	U.S. dollars in thousands

Cost:
Computers and software	$50	$54
Electronic equipment	20	19
Office furniture and equipment	39	38
Leasehold improvements	2	2
	$111	$113

Accumulated depreciation:	40	22

Depreciated cost	$71	$91

Depreciation expenses for the years ended December 31, 2016, 2015 and 2014 were $25 thousands, $17 thousands, and $5 thousands, respectively.

During the year ended December 31, 2016, the Company disposed of certain property and equipment generating a net loss of $13 thousands which were classified as general and administrative expense.